Investment Properties (Tables)	12 Months Ended
Jun. 30, 2024
Investment Properties [Abstract]
Schedule of Investment Properties
	Land – Farms	Buildings and improvements	Opening of area*	Total in operation	Construction in progress	2024
At June 30, 2024
Opening balance	929,513	64,134	157,792	1,151,439	101,273	1,252,712
Acquisitions	1,600	1,198	1,314	4,112	99,857	103,969
Write-offs	(33,773)	(205)	(12,321)	(46,299)	(2,434)	(48,733)
Transfers (*)	-	41,495	101,551	143,046	(142,709)	337
(-) Depreciation / amortization	-	(4,139)	(25,488)	(29,627)	-	(29,627)
Effect from conversion	41,747	3,890	8,172	53,809	1,073	54,882
Net book balance	939,087	106,373	231,020	1,276,480	57,060	1,333,540

At June 30, 2024
Total cost	939,087	124,085	342,351	1,405,523	57,060	1,462,583
Accumulated depreciation	-	(17,712)	(111,331)	(129,043)	-	(129,043)
Net book balance	939,087	106,373	231,020	1,276,480	57,060	1,333,540
	Land – Farms	Buildings and improvements	Opening of area*	Total in operation	Construction in progress	2023
At June 30, 2023
Opening balance	741,380	72,371	133,324	947,075	57,305	1,004,380
Acquisitions	272,154	299	6,130	278,583	110,286	388,869
Disposals	(59,400)	(5,541)	(14,018)	(78,959)	(3)	(78,962)
Transfers (*)	-	2,842	54,136	56,978	(66,685)	(9,707)
(-) Depreciation	-	(3,673)	(17,206)	(20,879)	-	(20,879)
Translation gains(losses)	(24,621)	(2,164)	(4,574)	(31,359)	370	(30,989)
Net book balance	929,513	64,134	157,792	1,151,439	101,273	1,252,712

At June 30, 2023
Total cost	929,513	77,161	252,146	1,258,820	101,273	1,360,093
Accumulated depreciation	-	(13,027)	(94,354)	(107,381)	-	(107,381)
Net book balance	929,513	64,134	157,792	1,151,439	101,273	1,252,712

Annual depreciation rates (weighted average) - %		3	5
(*)	Includes assets that were classified as Permanent Crop (Sugarcane - Fixed Assets), but for operational reasons the area switched to soybeans and it was necessary to reclassify the balances for Area Restructuring (Investment Properties).

Schedule of Fair Value of Investment Properties	The table below shows the fair value of investment properties are as follows:
		Hectares				Fair value*		Cost value**
Farm	State	2024	2023	Real estate	Acquisition	2024	2023	2024	2023
Jatobá	Bahia	8,868	8,868	Jaborandi Ltda	Mar-07	281,173	304,870	13,353	13,681
Alto Taquari	Mato Grosso	1,380	1,380	Mogno Ltda	Aug-07	19,803	31,035	17,680	17,311
Chaparral	Bahia	24,885	37,182	Cajueiro Ltda	Nov-07	507,024	1,017,454	83,585	111,266
Nova Buriti	Minas Gerais	24,212	24,212	Flamboyant Ltda	Dec-07	39,596	44,192	24,382	24,295
Preferência	Bahia	17,799	17,799	Cajueiro Ltda	Sep-08	124,339	157,870	34,459	34,411
São José	Maranhão	17,566	17,566	Ceibo Ltda	Feb-17	527,849	475,124	117,835	114,435
Marangatu y Udra	Boqueron Paraguay	58,722	58.722	Agropecuaria Moroti S/A	Feb-18	330,572	500,509	274,899	239,837
Arrojadinho Farm	Bahia	16,642	16,642	Agrifirma Agro Ltda.	Jan-20	328,203	350,363	154,627	125,402
Rio do Meio Farm	Bahia	5,750	5,750	Agrifirma Agro Ltda.	Jan-20	156,689	168,507	67,362	66,263
Serra Grande Farm	Piaui	4,489	4,489	Imobiliaria Cremaq	Apr-20	76,428	82,410	43,458	42,413
Acres del Sud	Bolivia	9,875	9,875	Acres Del Sud	Feb-21	151,418	196,659	137,943	120,436
Panamby	Mato Grosso	10,844	10,844	Mogno Ltda.	Sep-22	298,562	311,879	298,245	288,991
		201,032	213,329			2,841,656	3,640,872	1,267,828	1,198,741
(*)	On June 30, 2024, the properties appraised by Company’s technical team. The comparable sales value of investment properties is adjusted considering the specific aspects of each property, where the price per hectare is the most relevant assumption. The fair value presented is considered as level 3 in the fair value hierarchy and there were no reclassifications among levels in the year or changes in premises.
(**)	The cost value of previous table is not comparable to that disclosed in the “Investment properties” note, since the note contemplates investments made in certain leased farms, which are not an integral part of the Company’s portfolio of owned farms. The cost values presented for the Alto Taquari and Rio do Meio farms include the areas sold, on which the Company will continue to operate until the date such areas are delivered (see Note 1 - General information).

Schedule of Non-Current Asset Held for Sale
	Delivery forecast	Hectares (useful)	Amount (R$)
Rio do Meio II	Jul/2024	190	2,195
Alto Taquari IV	Sep/2024	1,157	12,809
		1,347	15,004